NET LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2018
NET LOSS PER ORDINARY SHARE
NET LOSS PER ORDINARY SHARE

18. NET LOSS PER ORDINARY SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

		For the Year Ended
		December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders	(232,720,922)	(184,662,871)	(349,027,476)
Numerator for basic and diluted net loss per share calculation	(232,720,922)	(184,662,871)	(349,027,476)

Denominator:
Weighted average number of shares outstanding used in computing net loss per share	10,414,325	26,295,181	65,834,876

Denominator for basic and diluted net loss per share calculation	10,414,325	26,295,181	65,834,876

Net loss per share attributable to ordinary shareholders
—Basic and diluted	(22.35)	(7.02)	(5.30)

Securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share because to do so would have been antidilutive for the years ended December 31, 2017 and 2018 are as follow:

	For the Year Ended
	December 31,
	2017	2018
Share options	4,265,750	5,314,246
Restricted share units	—	100,000
Restricted ordinary shares	32,689,010	—
Series Seed Preferred Shares	30,000,000	—
Series A Preferred Shares	25,278,350	—
Convertible loan	10,119,329	—